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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00825

American Growth Fund, Inc.
1917 Market Street
Denver, Colorado 80202

303-626-0600
800-525-2406

Date of fiscal year end: 07/31/2011
Date of reporting period: 01/31/2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory,disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


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Item 1 Reports to Stockholders
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(cover, photograph)

American Growth Fund, Inc.
Series One Semi Annual Report
for the six months ended January 31, 2012

                                                               cover page 1
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(photograph)

Dear Shareholders:

I am pleased to deliver to you the American Growth Fund Series One Semi Annual Report for the six months ending January 31, 2012.

Investment Strategy
We use a fundamental top down approach to manage your portfolio. First we look at the general economic outlook, then we look at the industries that we feel have the biggest growth potential in the current economy. From that, our objective is to choose the best companies in those industries. Many of the stocks in your portfolio are household names that you will easily recognize.

Performance Overview
Your American Growth Fund Series One Class A Shares delivered you a 1.53% return over the past six months. Additionally, long term performance data can be found on page 26 of this report. Past performance is no guarantee of future results.

Manager's Discussion
The American economy continues to improve, evidenced by the gross domestic product increase to 3.0 percent from the third quarter to the fourth quarter of 2011. This is according to the second estimate released by the Bureau of Economic Analysis1. Additionally we have seen a decrease in unemployment to 8.3%2 and a new interest in bringing manufacturing back to the United States. As an example, the Caterpillar Corporation opened a new plant in Indiana and closed a plant in Canada3. They stated the reason was because labor in the United States was more competitive then labor in Canada. There are still challenges ahead which may dampen our growth rate:

* the budget deficit
* increasing gas prices
* the European debt crisis
* the slowdown in China's growth.

Overall, Indexes are approaching new highs, another sign of recovery, as they anticipate continued economic growth.
As I look at these indicators of how our economy is doing, I am bullish that we have seen the worst and it is my hope that we will see continued growth in the gross domestic product in the

1. http://www.bea.gov/newsreleases/national/gdp/gdpnewsrelease.htm
2. http://www.bls.gov/news.release/empsit.nr0.htm
3. http://online.wsj.com/article/SB10001424052970204795304577223602514988234
..html

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upcoming months. While there are still problems that need to be addressed and dealt with, I am confident that the economic issues that present themselves will be correctly managed by our government as well as other country's governments.
The problems in the European market, especially Greece and Italy and the IMF ability to manage these events are also some of the areas we are monitoring. These events, and how they are managed by the governments involved, will help to shape the economy in both the short and long term. I believe that the United States economy is not only recovering but may outperform the overall world economy. There may be some short term corrections and adjustments in the overall economy yet to come and the markets may react. Accordingly, in the next 6 months, we may see the markets move to compensate for the world economic environment.

The position of your portfolio should take advantage of the current economic outlook. Of course this may be adjusted as economic trends emerge. Industry leaders in the past six months ending January 31, 2012 are:

* biotechnology industry increased by 19.51%,
* telecom equipment increased by 19.07%,
* computer software and service industry increased by 17.81%.

My staff and I are always available to discuss your account or answer any question you might have. Please call our toll free number, 800 525-2406 or, within Colorado, 303 626-0600.

American Growth Fund wishes you A Good Future!

Sincerely,
(graphic)
Robert Brody

1. http://www.bea.gov/newsreleases/national/gdp/gdpnewsrelease.htm
2. http://www.bls.gov/news.release/empsit.nr0.htm
3. http://online.wsj.com/article/SB10001424052970204795304577223602514988234
..html

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How American Growth Fund, Inc. Series One Has Its Shareholders' Money
Invested
STATEMENT OF INVESTMENTS
January 31, 2012 (unaudited)

	                                                             Market
Description of Security                                Shares         Value

COMMON STOCK

Computer & Peripherals Industry 10.05%
EMC Corp.*.............................................30,000     $ 772,800
(Designs, manufactures, markets, and supports high
performance storage products for selected mainframe
and open computing systems.)
Cisco Systems..........................................32,840       644,649
(The leading supplier of high-performance inter-
networking products.)                                            ----------
                                                                  1,417,449
                                                                 ----------
Machinery Industry 9.37%
Middleby Corp*..........................................7,500       721,275
(Develops, manufactures, markets and services equipment
used for commercial  food cooking, preparation, and
processing.)
Flowserve Corp..........................................5,450       600,427
(Makes, designs and markets fluid-handling equipment
(pumps, valves and mechanical seals) for industries that
use difficult-to-handle or corrosive fluids.)
                                                                 ----------
                                                                  1,321,702
                                                                 ----------
Diversified Company Industry 8.70%
General Electric.......................................34,840       651,856
(One of the largest & most diversified industrial
companies.)
Chemed Corp ...........................................10,230       574,312
(The nation's leading provider of plumbing and drain
services throughout North America.)                              ----------
                                                                  1,226,168
                                                                 ----------
Computer Software and Services Industry 7.02%
Fair, Isaac & Co.......................................27,330       990,439
(Provides decision-making solutions to clients in the            ----------
financial services, telecommunications and retail industries.)

*Non-income producing security
See accompanying notes to financial statements.

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How American Growth Fund, Inc. Series One Has Its Shareholders' Money
Invested
STATEMENT OF INVESTMENTS
January 31, 2012 (unaudited)

	                                                             Market
Description of Security                                Shares         Value

Railroad  6.63%
Kansas City Southern*..................................13,620	  $ 934,877
(A holding company that has railroad investments in the          ----------
U.S., Mexico and Panama.)

Biotechnology Industry  5.83%
Amgen Inc..............................................12,110	    822,390
(Utilizes biotechnology to develop human pharmaceutical          ----------
products.)

Semiconductor Capital Equipment  5.78%
Teradyne, Inc.*........................................49,840	    814,884
(The world's largest producer of automated test equipment        ----------
for semiconductors.)

Semiconductor Industry  5.71%
Intel Corp.............................................30,490	    805,546
(A leading manufacturer of integrated circuits.)                 ----------

Entertainment Industry  5.60%
Time Warner, Inc.......................................21,290	    789,007
(A leading internet/media provider.)	                         ----------

Cable TV Industry   5.19%
Time Warner Cable.......................................9,920	    731,302
(The second largest cable operator in the U.S.)		         ----------

Pharmacy Services  4.38%
Walgreens Co...........................................18,520	    617,827
(The nation's second largest drug retail chain and               ----------
distributor.)

*Non-income producing security
See accompanying notes to financial statements.

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How American Growth Fund, Inc. Series One Has Its Shareholders' Money
Invested
STATEMENT OF INVESTMENTS
January 31, 2012 (unaudited)

	                                                             Market
Description of Security                                Shares         Value

Beverage Industry  4.11%
Cott Corp*.............................................82,470	  $ 579,764
(A non-alcoholic beverage company that engages in the            ----------
production, packaging and distribution of retailer brand and branded bottled and canned soft drink in North
America and internationally.)

Insurance Industry  4.03%
AXA ADS*...............................................37,310	    568,978
(The holding company of an international group of                ----------
insurance and related financial services.)

Drug  3.18%
Medicines Co*..........................................12,190	    245,263
(Operates as a global pharmaceutical company with a
focus on advancing the treatment of critical care
patients.)
Bristol-Myers Squibb Company............................6,300	    203,112
(Engages in discovering, developing and delivering               ----------
medicines that help patients prevail over serious diseases.)
                                                                    448,375
                                                                 ----------
Insurance (Life)  2.83%
Lincoln National Corporation Co........................18,500	    398,490
(Through its subsidiaries, engages in multiple insurance         ----------
and retirement businesses in the United States.)

Oilfield Services & Equipment  2.58%
Complete Production Services, Inc.*.....................5,970	    201,189
( Provides specialized services and produces and develops        ----------
hydrocarbon reserves for oil and gas companies primarily
in North America and Southeast Asia.)
RPC, Inc...............................................10,670	    162,718
(Provides a range of oilfield services and equipment to          ----------
the oil and gas companies primarily in the United States.)
		                                                    363,907
                                                                 ----------

*Non-income producing security
See accompanying notes to financial statements.

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How American Growth Fund, Inc. Series One Has Its Shareholders' Money
Invested
STATEMENT OF INVESTMENTS
January 31, 2012 (unaudited)

	                                                             Market
Description of Security                                Shares         Value

Telecom. Equipment  1.94%
Neustar Inc.*...........................................7,500	  $ 273,825
(Provides technology and directory services to its               ----------
communications service provider (carrier) and non-carrier, commercial business customers primarily in North America, Europe, and the Middle East.)

Retail (Hardlines)  1.81%
Petsmart, Inc...........................................4,800	    255,456
(Operates as a specialty retailer of products, services,         ----------
and solutions for pets in North America.)

Wireless Networking Industry  1.72%
Network Appliance, Inc.*................................6,410	    241,913
(A leading supplier of network attached data storage and         ----------
access devices, called filers.)

Retail Store  1.68%
Dollar Tree, Inc.*......................................2,800	    237,468
(Operates discount variety stores in the United States           ----------
and Canada. Its stores offer merchandise primarily at the fixed price of $1.00.)

Medical Supplies  0.93%
Hill-Rom Holdings, Inc..................................3,970	    131,050
(Provides medical technologies and related services for          ----------
the Health Care Industry in the United States and internationally.)

Total Common Stocks (cost $12,713,858) - 99.07%..................13,970,817
                                                                 ----------

Total Investments, at Market Value (cost $12,713,858)..99.07%	 13,970,817
Cash and Receivable, Less Liabilities...................0.93%	    131,853
                                                      ---------------------
Net Assets ...........................................100.00%  $ 14,102,670
                                                      ---------------------

*Non-income producing security
See accompanying notes to financial statements.

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Financial Statements
AMERICAN GROWTH FUND, INC. SERIES ONE
STATEMENT OF ASSETS AND LIABILITIES, JANUARY 31, 2012 (unaudited)

ASSETS:
Investments, at market value (cost $12,713,858)................$ 13,970,817
Receivables:
   Cash.............................................................157,637
   Shares of beneficial interest sold................................39,201
   Dividends and Interest ............................................4,331
   							       -------------
Total assets.....................................................14,171,986
   							       -------------
LIABILITIES:
Shares of beneficial interest redeemed...............................53,913
12b-1 fees............................................................3,687
Management fee.......................................................11,716
   							       -------------
Total liabilities....................................................69,316
   							       -------------
NET ASSETS.....................................................$ 14,102,670
                                                               =============
COMPOSITION OF NET ASSETS:
Paid-in capital................................................$ 36,772,135
Undistributed net investment loss..................................(272,183)
Accumulated net realized loss from investment transactions......(23,654,241)
Net unrealized appreciation of investments........................1,256,959
   							       -------------
Net assets.....................................................$ 14,102,670
   							       =============
NET ASSET VALUE PER SHARE:
Class A Shares:
      Net asset value and redemption price per share (based on
      net assets of $4,454,624 and 1,676,994 shares of
      beneficial interest outstanding)	                             $ 2.66
      Maximum offering price per share (net asset value plus
      sales charge of 5.75% of offering price) 	                     $ 2.82
Class B Shares:
      Net asset value, redemption price and offering price per
      share (based on net assets of $833,476 and 352,025 shares
      of beneficial interest outstanding)	                     $ 2.37
Class C Shares:
      Net asset value, redemption price and offering price per
      share (based on net  assets of $2,274,203 and 965,072
      shares of beneficial interest outstanding)	             $ 2.36
Class D Shares:
      Net asset value and redemption price per share (based on
      net assets of $6,540,367 and 2,361,425 shares of
      beneficial interest outstanding)	                             $ 2.77
      Maximum offering price per share (net asset value plus
      sales charge of 5.75% of offering price)  	             $ 2.94

See accompanying notes to financial statements.

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Financial Statements
AMERICAN GROWTH FUND, INC. SERIES ONE
STATEMENT OF OPERATIONS FOR THE PERIOD ENDED JANUARY 31, 2012 (unaudited)

INVESTMENT INCOME:
      Dividends/Interest...........................................$ 85,926
   							       -------------
Total investment income..............................................85,926
   							       -------------
EXPENSES:
Investment advisory fees (Note 4)....................................66,553
Administration expenses (Note 4).....................................60,865
Transfer agent, shareholder servicing and data processing fees.......41,026
Accounting Fees......................................................32,705
Rent expense (Note 4)................................................45,618
Custodian fees .......................................................2,301
Professional fees....................................................32,798
Registration and filing fees:
      Class A.........................................................5,131
      Class B.........................................................1,026
      Class C.........................................................2,716
      Class D.........................................................7,760
Shareholder reports...................................................1,619
Distribution and service fees:
Class A...............................................................6,168
Class B...............................................................4,095
Class C..............................................................10,854
Directors fees (Note 4)...............................................3,499
Other expenses.......................................................33,375
   							       -------------
Total expenses......................................................358,109
   							       -------------
Net Investment Loss................................................(272,183)
   							       -------------
REALIZED AND UNREALIZED GAIN OR LOSS ON INVESTMENTS:
Net realized loss on investments...................................(220,590)
Net change in unrealized appreciation on investments................625,480
   							       -------------
Net gain on investments.............................................404,890
   							       -------------
Net increase in net assets resulting from operations..............$ 132,707
   							       =============
See accompanying notes to financial statements.

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Financial Statements
AMERICAN GROWTH FUND, INC. SERIES ONE
STATEMENTS OF CHANGES IN NET ASSETS

						 Six Months
						    Ended
        					 January 31,
        					    2012       Year Ended
        					 (unaudited)  July 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM           ---------------------------
OPERATIONS:
Net investment loss..............................$ (272,183)	 $ (663,434)
Net realized loss on investments...................(220,590)	 (5,431,995)
Net change in unrealized appreciation on
investments.........................................625,480    	  6,595,548
Net increase in net assets resulting from
operations .........................................132,707	    500,119

BENEFICIAL INTEREST TRANSACTIONS:
Net decrease in net assets resulting from
beneficial interest transactions (Note 2):
Class A............................................(107,330)	   (495,705)
Class B............................................(134,102)	   (603,046)
Class C............................................(198,340)       (346,006)
Class D............................................(345,667)	   (621,902)
                                                 ---------------------------
Net change in net assets derived from beneficial
interest transactions..............................(785,439)	 (2,066,659)
                                                 ---------------------------
Total decrease.....................................(652,732)	 (1,566,540)
Net Assets - Beginning of year...................14,755,402	 16,321,942
                                                 ---------------------------
Net Assets - End of period.....................$ 14,102,670    $ 14,755,402
                                                 ===========================

See accompanying notes to financial statements.

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Financial Statements
AMERICAN GROWTH FUND, INC. SERIES ONE

                             Six Months
			     Ended
			     January 31,   Class A
			     (unaudited)   Year Ended July 31,
	                            2012   2011   2010   2009   2008   2007
	                            ----   ----   ----   ----   ----   ----
Per Share Operating Data:
Net Asset Value,
   Beginning of Period.............$2.62  $2.55	 $2.49	$2.99  $3.44  $2.98
Income (loss) from investment      ----------------------------------------
operations:
Net investment loss3...............(0.05) (0.12) (0.11) (0.10) (0.12) (0.09)
Net realized and unrealized gain
(loss)..............................0.09   0.19	  0.17	(0.40) (0.33)  0.55
                                   ----------------------------------------
Total income (loss) from investment
operations..........................0.04   0.07   0.06  (0.50) (0.45)  0.46
                                   ----------------------------------------
Net Asset Value, End of Period.....$2.66  $2.62	 $2.55	$2.49  $2.99  $3.44
                                   ----------------------------------------
Total Return at Net Asset Value1...1.5%4   2.8%	  2.4%(16.7)%(13.1)%  15.4%
Ratios/Supplemental Data:
Net assets, end of period (in
thousands)........................$4,455 $4,517	$4,853 $4,706 $5,953 $7,674
                                   ----------------------------------------
Ratio to average net assets:
Net investment loss.............(4.10)%3(4.03)%(3.99)%(4.12)%(3.37)%(2.83)%
Expenses..........................5.39%3  4.99%	 4.80%	5.11%  4.08%  3.67%
Portfolio Turnover Rate2.............8%4   140%	    8%	  12%	 18%	 0%


1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns.
2. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the six months ended January 31, 2012, aggregated $1,079,225 and $2,203,280, respectively.
3. Annualized
4. Not Annualized


See accompanying notes to financial statements.
                                                                    page 11
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Financial Statements
AMERICAN GROWTH FUND, INC. SERIES ONE

                             Six Months
			     Ended
			     January 31,   Class B
			     (unaudited)   Year Ended July 31,
	                            2012   2011   2010   2009   2008   2007
	                            ----   ----   ----   ----   ----   ----
Per Share Operating Data:
Net Asset Value,
   Beginning of Period.............$2.34  $2.29	 $2.25	$2.72  $3.16  $2.75
Income (loss) from investment      ----------------------------------------
operations:
Net investment loss3...............(0.06) (0.15) (0.13)	(0.11) (0.14) (0.12)
Net realized and unrealized gain
(loss)..............................0.09   0.20	  0.17	(0.36) (0.30)  0.53
                                   ----------------------------------------
Total income (loss) from investment
operations..........................0.03   0.05	  0.04	(0.47) (0.44)  0.41
                                   ----------------------------------------
Net Asset Value, End of Period.....$2.37  $2.34	 $2.29  $2.25  $2.72  $3.16
                                   ----------------------------------------
Total Return at Net Asset Value1...1.3%4   2.2%	  1.8% (17.3)% (13.9)%14.9%
Ratios/Supplemental Data:
Net assets, end of period (in
thousands)..........................$833   $969	$1,523 $2,124 $3,408 $5,318
                                   ----------------------------------------
Ratio to average net assets:
Net investment loss.............(4.78)%3(4.75)%(4.70)%(4.81)%(4.05)%(3.57)%
Expenses..........................6.09%3  5.71%	 5.51%	5.79%  4.77%  4.39%
Portfolio Turnover Rate2.............8%4   140%	    8%	  12%	 18%	 0%


1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns.
2. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the six months ended January 31, 2012, aggregated $1,079,225 and $2,203,280, respectively.
3. Annualized
4. Not Annualized


See accompanying notes to financial statements.
                                                                    page 12
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Financial Statements
AMERICAN GROWTH FUND, INC. SERIES ONE

                             Six Months
			     Ended
			     January 31,   Class C
			     (unaudited)   Year Ended July 31,
	                            2012   2011   2010   2009   2008   2007
	                            ----   ----   ----   ----   ----   ----
Per Share Operating Data:
Net Asset Value,
   Beginning of Period.............$2.33  $2.28	 $2.24	$2.72  $3.15  $2.75
                                   ----------------------------------------
Income (loss) from investment
operations:
Net investment loss3...............(0.05) (0.12) (0.12) (0.10) (0.13) (0.11)
Net realized and unrealized gain
(loss)..............................0.08   0.17	  0.16	(0.38) (0.30)  0.51
                                   ----------------------------------------
Total income (loss) from investment
operations .........................0.03   0.05	  0.04	(0.48) (0.43)  0.40
                                   ----------------------------------------
Net Asset Value, End of Period.....$2.36  $2.33  $2.28	$2.24  $2.72  $3.15
                                   ----------------------------------------
Total Return at Net Asset Value1...1.3%4   2.2%	  1.8% (17.7)%(13.7)% 14.6%
Ratios/Supplemental Data:
Net assets, end of period (in
thousands)........................$2,274 $2,472	$2,750 $2,960 $3,986 $5,350
                                   ----------------------------------------
Ratio to average net assets:
Net investment loss.............(4.79)%3(4.69)%(4.70)%(4.82)%(4.07)%(3.56)%
Expenses..........................6.09%3  5.68%	 5.50%	5.81%  4.78%  4.39%
Portfolio Turnover Rate2.............8%4   140%	    8%	  12%	 18%	 0%


1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns.
2. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the six months ended January 31, 2012, aggregated $1,079,225 and $2,203,280, respectively.
3. Annualized
4. Not Annualized


See accompanying notes to financial statements.
                                                                    page 13
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Financial Statements
AMERICAN GROWTH FUND, INC. SERIES ONE

                             Six Months
			     Ended
			     January 31,   Class D
			     (unaudited)   Year Ended July 31,
	                            2012   2011   2010   2009   2008   2007
	                            ----   ----   ----   ----   ----   ----
Per Share Operating Data:
Net Asset Value,
   Beginning of Period.............$2.72  $2.64	 $2.57	$3.08  $3.54  $3.05
                                   ----------------------------------------
Income (loss) from investment
operations:
Net investment loss3...............(0.05) (0.11) (0.11)	(0.09) (0.10) (0.09)
Net realized and unrealized gain
(loss)..............................0.10   0.19	  0.18	(0.42) (0.36)  0.58
                                   ----------------------------------------
Total income (loss) from investment
operations..........................0.05   0.08	  0.07	(0.51) (0.46)  0.49
                                   ----------------------------------------
Net Asset Value, End of Period.....$2.77  $2.72	 $2.64	$2.57  $3.08  $3.54
                                   ----------------------------------------
Total Return at Net Asset Value1...1.8%4   3.0%	  2.7% (16.6)%(13.0)% 16.1%
Ratios/Supplemental Data:
Net assets, end of period (in
thousands)........................$6,540 $6,798	$7,195 $7,789 $10,024$12,374
                                   ----------------------------------------
Ratio to average net assets:
Net investment loss.............(3.80)%3(3.73)%(3.69)%(3.82)%(3.06)%(2.55)%
Expenses..........................5.09%3  4.69%	 4.50%	4.81%  3.78%  3.36%
Portfolio Turnover Rate2.............8%4   140%	    8%	  12%	 18%	 0%


1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns.
2. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the six months ended January 31, 2012, aggregated $1,079,225 and $2,203,280, respectively.
3. Annualized
4. Not Annualized


See accompanying notes to financial statements.
                                                                    page 14
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Notes to Financial Statements (unaudited)
AMERICAN GROWTH FUND, INC. SERIES ONE

1.  Summary of Significant Accounting Policies
American Growth Fund, Inc. Series One (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's primary investment objective is to seek capital appreciation. The Fund's investment advisor is Investment Research Corporation (IRC). The Fund offers Class A, Class B, Class C and Class D shares. Class D shares are available to shareholders of accounts established prior to March 1, 1996. Class A and Class D have a maximum sales charge (load) imposed on purchases (as a percentage of offering price) of 5.75%. Purchases of Class A and Class D shares in amounts of $1,000,000 or more which are not subject to an initial sales charge generally will be subject to a contingent deferred sales charge of 1.0% of amounts redeemed within the first year of purchase. Class B has a maximum deferred sales charge (contingent deferred sales charge) as a percentage of original purchase price or redemption proceeds, whichever is lower, for the 1st 2 years of 5%, 3rd & 4th years - 4%, 5th yr. - 3%, 6th yr. - 2%, 7th yr. - 1%. Class C has a maximum deferred sales charge as a percentage of original purchase price or redemption proceeds, whichever is lower, of 1% for the first year. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan and expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class
B shares will automatically convert to Class A shares seven years after date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
Investment Valuation - Investment securities traded on the New York Stock Exchange or other stock exchange approved for this purpose by the board of directors will be valued on the basis of the closing sale thereof on such stock exchange, or, if such sale is lacking, at the mean between closing bid and asked prices on such day. If no bid and asked prices are quoted for such day or information as to New York or other approved exchange transactions is not readily available, the security will be valued by reference to recognized composite quotations or such other method as the board of directors in good faith deems will reflect its fair market value. Securities not traded on any stock exchange but for which market quotations are readily available are valued on the basis of the mean of the last bid and asked prices. Short-term securities are valued at the mean between the closing bid and asked prices or by such other method as the board of directors determines to reflect their fair market value. The board of directors in good faith determines the manner of ascertaining the fair market value of other securities and assets.
Allocation of Income, Expenses, Gains and Losses - Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Income Taxes - No provision for federal income or excise taxes has been made because the Fund intends to comply with the provisions of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.
The Fund recognizes the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has analyzed the Fund's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008-20010), or expected to be taken in the Fund's 2011 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Colorado State and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Classification of Distributions to Shareholders - The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
Security Transactions and Related Investment Income - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis which is the same basis used for federal income tax purposes.
Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported

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Notes to Financial Statements (unaudited)
AMERICAN GROWTH FUND, INC. SERIES ONE

amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Securities Valuations - As described in note 1, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used, as of January 31, 2012, in valuing the Fund's assets carried at fair value:

Equity		Level 1		Level 2		Level 3		Total
		------------------------------------------------------------
Common Stock	$ 13,970,817	0		0		$ 13,970,817

The industry classifications of Level 1 investments are included in the Statement of Investments.
The Fund had no transfers into or out of Level 1 and 2 during the period ended January 31, 2012.
Recent Accounting Pronouncement In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S.
GAAP and International Financial Reporting Standards ("IFRS")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S, GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in observable inputs and the interrelationships between those unobservable Inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

2.  Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

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Notes to Financial Statements (unaudited)
AMERICAN GROWTH FUND, INC. SERIES ONE

				  Six Months Ended     Year Ended
		       January 31, 2012 (unaudited)    July 31, 2011
	                       Shares       Amount     Shares       Amount
Class A:                      --------------------------------------------
Sold			      146,749	 $ 364,533    587,035  $ 1,580,039
Dividends and distributions
   reinvested			    -	         -	    -	         -
Redeemed	             (195,611)	  (471,863)  (765,332)	(2,075,744)
                              --------------------------------------------
Net decrease 	              (48,862)	$ (107,330)  (178,297)	$ (495,705)
                              ============================================
Class B:
Sold	                        1,607	   $ 3,600	1,856	   $ 4,322
Dividends and distributions
   reinvested			    -	         -	    -	         -
Redeemed	              (63,592)	  (137,702)  (251,371)	  (607,368)
                              --------------------------------------------
Net decrease	              (61,985)	$ (134,102)  (249,515)	$ (603,046)
                              ============================================
Class C:
Sold	                       31,716	  $ 68,724    200,476	 $ 477,422
Dividends and distributions
   reinvested			    -	         -	    -	         -
Redeemed	             (127,512)	  (267,064)  (343,395)	  (823,428)
                              --------------------------------------------
Net decrease	              (95,796)	$ (198,340)  (142,919)	$ (346,006)
                              ============================================
Class D:
Sold	                        1,566	   $ 3,981     31,576	  $ 86,924
Dividends and distributions
   reinvested			    -	         -	    -	         -
Redeemed	             (135,216)	  (349,648)  (256,907)	  (708,826)
                              --------------------------------------------
Net decrease	             (133,650)	$ (345,667)  (225,331)	$ (621,902)

3.  Unrealized Gains and Losses on Investments
Net unrealized depreciation on investments of $3,017,905, based on identified tax cost as of July 31, 2011, was comprised of gross appreciation of $603,599 and gross depreciation of $3,621,504. The difference between book basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.

4. Underwriting, Investment Advisory Contracts and Service Fees and Other Related Parties
Under the investment advisory contract with IRC, the advisor receives annual compensation for investment advice, computed and paid monthly, equal to 1% of the first $30 million of the Fund's average annual net assets and 0.75% such assets in excess of $30 million. The Fund pays its own operating expenses.
Class B and Class C shares are subject to annual service and distribution fees of 0.25% and 0.75% of average daily net assets, respectively. Class A shares are subject to annual service and distribution fees no greater than 0.30% of average daily net assets, respectively.
For the six months ended January 31, 2012 commissions and sales charges paid by investors on the purchase of Fund shares totaled $1,028 of which $1,028 was retained by World Capital Brokerage, Inc. ("WCB"), an affiliated broker/dealer which serves as the underwriter and distributor of the Fund. Sales charges advanced to broker/dealers by WCB on sales of the Fund's Class B and C shares totaled $627. For the six months ended January 31, 2012, WCB received contingent the Fund's Class B and C shares totaled $627. For the six months ended January 31, 2012, WCB received contingent deferred sales charges of $0 upon redemption of Class B and C shares, as reimbursement for sales commissions advanced by WCB upon the sale of such shares. No payments were made by the Fund to WCB for brokerage commission on securities transactions.

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Notes to Financial Statements (unaudited)
AMERICAN GROWTH FUND, INC. SERIES ONE

Certain officers of the Fund are also officers of WCB and IRC. For the six months ended January 31, 2012, the Fund paid directors' fees and expenses of $3,499.
For the six months ended January 31, 2012, under an agreement with IRC, the Fund was charged $60,865 for the costs and expenses related to employees of IRC who provided administrative, clerical and accounting services to the Fund. In addition, the Fund was charged $45,618 by an affiliated company of IRC for the rental of office space.
Commonwealth Fund Accounting, Inc., an indirect wholly-owned subsidiary of Commonwealth Shareholder Services, Inc., serves as the Fund's fund accountant and, in that capacity, performs daily pricing and various other accounting services for the Fund. Commonwealth Fund Services, Inc., also an indirect wholly-owned subsidiary of Commonwealth Shareholder Services, Inc., serves as the Fund's transfer agent and dividend disbursing agent. For the six months ended January 31, 2012, the Fund incurred $32,705 and $41,026 in accounting and transfer agent fees, respectively. A Director of the Fund serves as Treasurer and Director of Commonwealth Shareholder Services, Inc.
5.  Federal Income Tax Matters
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
At July 31, 2011, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $18,563,755, of which $1,926,517 expires 2012, $2,254,368 expires 2013, $617,552 expires 2015,
$3,656,587 expires 2016, $283,470 expires 2017, $6,557,816 expires in 2018 and $3,267,445 expires in 2019.
The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of net operating losses and foreign currency and tax allocations. Accordingly, these permanent differences in the character of income and distributions between financial statements and tax basis have been reclassified to paid-in capital.
As of July 31, 2011 the components of distributable losses on a tax basis were as follows:
	Capital loss carry forward	(18,563,755)
	Unrealized depreciation	         (3,017,905)
	Post October Loss		 (1,220,512)
	                                ------------
	                                (22,802,172)
                                        ============
6.  Subsequent Events
In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

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Analysis of Expenses (unaudited)
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A and D shares or contingent deferred sales charges ("CDSC") with respect to Class B and C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The tables below are based on an investment of $1,000 invested on August 1, 2011 and held for the six months ended January 31, 2012.

Actual expenses
This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

For the six months ended January 31, 2012

		Actual
		Total Return
		Without		Beginning	Ending		Expenses
		Sales		Account		Account		Paid During
		Charges(1)	Value		Value	     	The Period(2)
Class A		1.53%		$1,000.00	$1,015.30	$27.38
Class B		1.28%		$1,000.00	$1,012.80	$30.90
Class C		1.29%		$1,000.00	$1,012.90	$30.90
Class D		1.84%		$1,000.00	$1,018.40	$25.90
(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable Contingent Deferred Sales Charges ("CDSC") with respect to Class C Shares. Total return is not annualized.
(2) Expenses are equal to the annualized expense ratio of 5.39%, 6.09%, 6.09% and 5.09% for the Fund's Class A, B, C, and D shares, respectively, multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

Hypothetical example for comparison purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.
Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class B and C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

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For the six months ended January 31, 2012

                Hypothetical
                Annualized      Beginning       Ending        	Expenses
                Total          	Account         Account      	Paid Expenses
                Return          Value           Value      	The Period(1)
Class A		5.00%		$1,000.00	$998.03		$27.14
Class B		5.00%		$1,000.00	$994.51		$30.62
Class C		5.00%		$1,000.00	$994.51		$30.62
Class D		5.00%		$1,000.00	$999.55		$25.65
 (1) Expenses are annualized expense ratio of 5.39%, 6.09%, 6.09% and 5.09% for the Fund's Class A, B, C, and D shares, respectively, multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

Allocation of Portfolio Assets
(Calculated as a percentage of Net Assets)
January 31, 2012
	Sector Breakdown

	Computer & Peripherals Industry		 10.05%
	Machinery Industry			  9.37%
	Diversified Company Industry		  8.70%
	Computer Software & Services		  7.02%
	Railroad				  6.63%
	Biotechnology Industry			  5.83%
	Semiconductor Capital Equipment	  	  5.78%
	Semiconductor Industry			  5.71%
	Entertainment Industry			  5.60%
	Cable TV Industry			  5.19%
	Pharmacy Services			  4.38%
	Beverage Industry			  4.11%
	Insurance Industry			  4.03%
	Drug					  3.18%
	Insurance Industry (Life)		  2.83%
	Oilfield Services/Equipment		  2.58%
	Telecom. Equipment			  1.94%
	Retail (Hardlines)		          1.81%
	Wireless Networking Industry		  1.72%
	Retail Store				  1.68%
	Medical Supplies			  0.93%
	-----------------------------------------------
	Investments - Common Stocks		 99.07%
	Cash and Receivables, less Liabilities	  0.93%
	-----------------------------------------------
	Total Net Assets		        100.00%
	===============================================

NOTICE TO SHAREHOLDERS at January 31, 2012 (Unaudited)
How to Obtain a Copy of the Fund's Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-800-525-2406 or on the SEC's website at http://www.sec.gov.

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How to Obtain a Copy of the Fund's Proxy Voting Records for the 12-Month
Period Ended June 30, 2011

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-525-2406. Furthermore, you can obtain the Fund's proxy voting records on the SEC's website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at http://www.sec.gov. The
Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund's Form N-Q is also available by calling 1-800-525-2406.

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)
The day-to-day operations of the Fund are managed by its officers subject to the overall supervision and control of the board of directors. The Fund's Audit Committee meets quarterly and is responsible for reviewing the financial statements of the Fund.
The following information about the interested directors2 of the Fund includes their principal occupations for the past five years:

Name, Address, and Age
Position(s) Held with Fund
Term of Office1 and Length of Time Served
Principal Occupation(s) During Past 5 Years
Number of Portfolios in Fund Complex Overseen by Director
Other Directorships Held by Director for the Past Five Years

Robert Brody (84),1917 Market Street, Denver, Colorado
President, Director
Since August 1958
See below for affiliations with Investment Research Corporation (the Adviser or IRC) and Distributor
2
World Capital Brokerage, Inc., Investment Research Corporation

John Pasco III (62), 8730 Stony Point Parkway, Suite 205, Richmond, VA Director and Audit Committee Member
Since December 2006
Mr. Pasco is Treasurer of Commonwealth Shareholder Services, Inc., a mutual fund administrator; President of First Dominion Capital Corp., a Broker Dealer; President of
2
Director of Commonwealth Shareholder Services, Inc., Director of First Dominion Capital Corp., Director of Fund Services, Inc., Director of Commonwealth Fund

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-
-
-
Fund Services, Inc., a transfer and disbursing agent;
President and Treasurer of Commonwealth Capital Management, Inc., a Registered Investment Adviser; President of Commonwealth Capital Management, LLC, a Registered Investment Advisor; President of Commonwealth Fund Accounting, Inc.; and President and Director of The World Insurance Trust,
a registered investment company.
-
Accounting, Inc.

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The following information about the non-interested directors, officers and advisors of the Fund includes their principal occupations for the past five years:

Name, Address, and Age
Position(s) Held with Fund
Term of Office1 and Length of Time Served
Principal Occupation(s) During Past 5 Years
Number of Portfolios in Fund Complex Overseen by Director
Other Directorships Held by Director for the Past Five Years

Eddie R. Bush (70), 1400 W. 122nd Ave., Suite 100, Westminster, Colorado Director and Audit Committee Member (financial expert)
Since September 1987
Certified Public Accountant
2
None

Harold Rosen (82), 1 Middle Road, Englewood, CO
Director
Since December 1995
Owner of Bi-Rite Furniture Stores.
2
None

Dr. Brian Brody (56)*, 6901 S. Pierce St. Suite #100M, Littleton, CO
Director
Since June 2008
Doctor of Professional Psychology
2
None

Timothy E. Taggart (57), 1917 Market Street, Denver, CO
Treasurer
Since April 2004
Principal financial and accounting officer, employee of Adviser since 1983. See below for affiliation with Distributor.
N/A
N/A

Michael L. Gaughan (41), 2001 Avenue D, Scottsbluff, NE
Secretary
Since September 2004
Employee of the Fund since 1995.
N/A
N/A

1. Trustees and officers of the fund serve until their resignation, removal or retirement.
2. Robert Brody and John Pasco III are "interested persons" of the Fund as defined by the Investment Company Act of 1940 because of the following position which they hold.

Robert Brody is the sole shareholder, president and a director of Investment Research Corporation. He is also a director of World Capital Brokerage, Inc., the Distributor.
John Pasco III is the Treasurer and a Director of Commonwealth Shareholder Services, Inc., the Fund's administrator. President and Director of Fund Services, Inc., the Fund's transfer agent, and President and Director of Commonwealth Fund Accounting, Inc., the Fund's accounting service agent.

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Timothy E. Taggart is a director and secretary of the Distributor and director of Investment Research Corporation.
None of the above named persons received any retirement benefits or other form of deferred compensation from the Fund. There are no other funds that together with the Fund constitute a Fund Complex.
The Fund's Statement of Additional Information includes additional information about the Fund's trustees, and is available without charge upon request by calling 1-800-525-2406.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on September 22, 2011, the board of trustees (the "Board") considered and approved the continuance of the investment advisory agreement (the "Advisory Agreement") with Investment Research Corp. (the "Advisor") pertaining to the American Growth Fund (the "Fund") for a period ending October 15, 2012. Prior to the meeting, the Board had requested detailed information from the Advisor regarding the Fund. This information formed the primary (but not exclusive) basis for the Board's determinations. Below is a summary of the factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the continuance of the Advisory Agreement:

1.	The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement. The Board considered the Advisor's specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel at the Advisor involved in the day-to-day activities of the Fund, including administration, marketing and compliance. The Board noted the ongoing Advisor's commitment to responsible Fund growth. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor's compliance record, and the Advisor's business continuity plan. The Board also considered the prior relationship between the Fund and the Advisor, as well as the Board's knowledge of the Advisor's operations. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.
2.	The Fund's historical year-to-date performance and the overall performance of the Advisor. In assessing the quality of the portfolio management services delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund on both an absolute basis, in comparison to the Standard and Poors 500 and in comparison to its peers. The Board noted the Fund's Class A shares underperformed when compared to its peers and the S&P this past year, however, they noted the adverse investing environment and that long term performance compared well to the S&P and outperformed the Fund's peer group. The Board was presented details regarding the Fund's performance by the Advisor and concluded that the fund was operating within the parameters of the Fund's Objective as described in the Prospectus and that the advisor's overall performance was satisfactory.
3.	The costs of the services to be provided by the Advisor and the structure of the Advisor's fees under the Advisory Agreement. In considering the advisory fee and total fees and expenses of the Fund, the Board held a discussion and concluded that based on past performance and the Advisor's commitment to the betterment of the Fund that the fees and expenses associated with the Advisor were acceptable.

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It was also noted that the Fund's advisory fees were at an acceptable level.
After taking into account all waivers and reimbursements, the Board concluded that the advisory fees paid to the Advisor were fair and reasonable in light of comparative performance and expenses.
4.	Economies of Scale. The Board also considered that economies of scale would be expected to be realized by the Advisor as the assets of the Fund grow and the Fund's expense ratio begins to show signs of reduction.
The Board concluded that there were no effective economies of scale to be shared by the Advisor at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.
5.	The profits to be realized by the Advisor and its affiliates from their relationship with the Fund. The Board considered the 12b-1 fees paid to the Advisor and to affiliates for the sale and distribution of shares and shareholder service fees paid to the advisor and underwriter as well as other fees paid to affiliates. After such review, the Board determined that the profitability rates to the Advisor with respect to the Advisory
Agreement are not excessive, and that the Advisor had maintained adequate profit levels to support the services to the Fund.

No single factor was determinative of the Board's decision to approve the continuance of the Advisory Agreement. The Board based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable to the Fund, and that the Fund's shareholders received reasonable value in return for the advisory fees paid. The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

HYPOTHETICAL PERFORMANCE CHARTS (unaudited)
The following charts compare the change in value of a $10,000 investment in the American Growth Fund versus the Value Line Composite Index. Returns reflect a sales load for Class A and D while Class B and C are without a sales load.
Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance data to the most recent month end can be obtained by calling 1-800-525-2406.

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(chart)
		A	B	C	D	Value Line Composite Index
1/31/2002	10,000	10,000	10,000	10,000	10,000
1/31/2003	6,100	6,055	6,024	6,127	7,039
1/31/2004	9,032	8,899	8,869	9,104	10,287
1/31/2005	7,977	7,768	7,768	8,035	10,721
1/31/2006	9,238	8,930	8,930	9,335	12,039
1/31/2007	10,205	9,786	9,755	10,318	12,910
1/31/2008	8,651	8,257	8,226	8,786	11,393
1/31/2009	5,953	5,627	5,627	6,069	5,617
1/31/2010	7,595	7,187	7,125	7,775	8,236
1/31/2011	7,947	7,431	7,401	8,121	10,323
1/31/2012	7,801	7,248	7,217	8,006	9,715

On 3/1/96, the Fund adopted a multi-class distribution arrangement to issue additional classes of shares, designated as Class A, Class B and Class C shares. Shares existing prior to 3/1/96 became Class D shares. Class A and Class D shares are subject to a maximum front-end sales charge of 5.75%, Class B shares are subject to a maximum contingent deferred sales charge of 5% and Class C shares are subject to a 1% contingent deferred sales charge within the first year of purchase. The Fund may incur 12b-1 expenses up to an annual maximum of .30 of 1% on its average daily net assets of its Class A shares, 1% of its average daily net assets of its Class B shares, and 1% of its average daily net assets of its Class C shares. Class D shares have no 12b-1 fees. Performance figures for Class D shares include the 5.75% initial sales charge and assume the reinvestment of income dividends and capital gain distributions. Performance quoted represents past performance. The investment return and principal value of an investment will fluctuate so that the investors shares, when redeemed, may be worth more or less than their original cost. This material must be preceded or accompanied by a current prospectus. If you have not received, or need a current prospectus, please feel free to call for one at 1-800-525-2406. Please read the prospectus carefully before investing. Period ending 01/31/2012. For current performance figures please call 1-800-525-2406.
					5 years		10 years
			1 year		annualized	annualized
Class D without load	-1.42%		-4.95%		-2.20%
Class D with load*	-7.05%		-6.08%		-2.77%
Class A without load	-1.85%		-5.23%		-2.45%
Class A with load*	-7.64%		-6.34%		-3.03%
Class B without load	-2.47%		-5.83%		-3.17%
Class C without load	-2.48%		-5.85%		-3.21%
*Includes a 5.75% sales charge based on a $10,000 initial purchase.

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                                                                    page 27
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TRANSFER AGENT: Fund Services, Inc., 8730 Stony Point Parkway, Stony Point
Bldg. III - Suite # 205, Richmond, Va. 23235
CUSTODIAN: UMB Bank NA Investment Services Group, 928 Grand Blvd, Fifth Floor, Kansas City, MO 64106
RETIREMENT PLAN CUSTODIAN: UMB Bank NA Investment Services Group, 928
Grand Blvd, Fifth Floor, Kansas City, MO 64106
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM: Tait, Weller & Baker LLP, 1818 Market St., Suite 2400, Philadelphia, PA 19103
LEGAL COUNSEL: Jones & Keller, 1999 Broadway, Suite 3150, Denver, CO 80202 UNDERWRITER/DISTRIBUTOR: World Capital Brokerage, Inc., 1917 Market Street, Denver, CO 80202

OFFICERS AND DIRECTORS INVESTMENT ADVISORS
Robert Brody President and Director
Timothy E. Taggart Treasurer
Eddie R. Bush Director
Harold Rosen Director
John Pasco III Director
Dr. Brian Brody Director
Michael L. Gaughan Secretary

Investment Research Corporation
1917 Market Street
Denver, CO 80202
OFFICERS AND DIRECTORS
Robert Brody President, Treasurer, and Director
Timothy E. Taggart Executive Vice President and Director
Michael L. Gaughan Secretary

3/2012

                                                                 Back Cover
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Item 2 Code of Ethics
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(a) American Growth Fund, Inc. has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. American Growth Fund, Inc. will provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Growth Fund, Inc. by calling 800-525-2406, on the internet at www.americangrowthfund.com or by writing to:

American Growth Fund, Inc.
1917 Market Street
Denver, CO 80202

(b) The Code of Ethics for American Growth Fund is as follows:

AMERICAN GROWTH FUND, INC.
CODE OF ETHICS

American Growth Fund, Inc.&acute;s code of ethics statement of general principles are listed below, and all advisory and access persons are expected to adhere to them at all times.
1.	All advisory and access persons have a duty at all times to place the interests of shareholders first.
2.	All personal securities transactions are to be conducted consistent with the code of ethics and in such a manner as to avoid any actual or potential conflict of interest or any abuse of any individual&acute;s position of trust and responsibility; and
3.	No advisory or access person will take inappropriate advantage of their position.

A.  "Definitions"
1.	"Fund" means American Growth Fund, Inc.
2.	"Access person" means officer, or advisory person of the Fund.
3.	"Advisory person" means (a) any employee of the Fund or of any company in a control relationship to the Fund, who, in connection with his regular functions or duties, makes, participates in, or obtains information regarding the purchase or sale of a security by the Fund, or whose functions relate to the making of any recommendations with respect to such purchases or sales; and (b) any natural person in a control relationship to the Fund who obtains information concerning recommendations made to the Fund with regard to the purchase or sale of a security. A person does not become an "advisory person" simply by virtue of the following: (i) normally assisting in the reports, but not receiving information about current recommendations or trading; or (ii) a single instance of obtaining knowledge of current recommendations or trading activity, or infrequently and inadvertently obtaining such knowledge.
4.	A security is "being considered for purchase or sale" when a recommendation to purchase or sell a security has been made and is being acted upon.
5.	"Beneficial ownership" shall be interpreted in the same manner as it would be in determining whether a person is subject to the provisions of
Section 16 of the Securities Exchange Act of 1934 and the rules and regulations thereunder, except that the determination of direct or indirect beneficial ownership shall apply to all securities which an access person has or acquires.
6.	"Control" shall have the same meaning as that set forth in Section
2(a)(9) of the Investment Company Act of 1940.
7.	"Purchase or sale of a security" includes, inter alia, the purchase or sale of an instrument defined below as a security and the writing of an option to purchase or sell a security.
8.	"Security" shall have the meaning set forth in Section 2(a)(36) of the Investment Company Act, except that it shall not include shares of registered open-end investment companies, securities issued by the Government of the United States, short term debt securities which are "government securities" within the meaning of Section 2(a)(16) of the Investment Company Act, bankers&acute; acceptances, bank certificates of deposit, commercial paper, and such other money market instruments as designated by the Board of Directors for the Fund.
9.	"Security held or to be acquired" by the Fund means any security as defined herein which within the most recent 15 days, (i) is or has been held by the Fund, or (ii) is being or has been considered by the Fund for purchase by the Fund.
B.	Applicability of Restrictions and Procedures
American Growth Fund, Inc. applies the code of ethics equally to all access persons. The only exempted transactions are:
1.	Purchases which are part of an automatic dividend reinvestment plan.
2.	Purchases or sales which receive the prior approval of the Board of
Directors for the Fund or the CCO because:  (i) the potential harm to the
Fund is remote; (ii) because they would be very unlikely to affect a highly institutional market, or (iii) because they clearly are not related economically to the securities to be purchased, sold or held by the Fund.
C.	Substantive Restrictions on Personal Investing Activities
The following restrictions apply to all access persons:
1.	Initial Public Offerings.   All access persons are prohibited from
acquiring any securities in an initial public offering without receiving written prior approval from the Chief Compliance Officer.
2.	Private Placements.  All access persons must have, written, prior approval of any acquisition of securities in a private placement. This prior approval must take into account, among other factors, whether the investment opportunity should be reserved for an investment company and its shareholders, and whether the opportunity is being offered to the individual by virtue of his or her position with the Fund.  Anyone authorized to acquire securities in a private placement will be required to disclose that investment if or when they play a part in any subsequent considerations of an investment in the issuer. In such a circumstance, the investment company&acute;s decision to purchase securities of the issuer would be subject to an independent review by investment personnel with no personal interest in the issuer.
3.	Blackout Periods.  All access persons are prohibited from executing a securities transaction on a day during which the Fund has a pending "buy"
or "sell" order in that same security until that order is executed or withdrawn. In addition, the portfolio manager is prohibited from buying or selling a security within at least seven calendar days before and after the Fund trades in that security. Any such trades generally will be unwound or, if that is impractical, all profits from the trading will be disgorged to the appropriate investment company (or, alternatively, to a charitable organization).
4.	Ban on Short-Term Trading Profits.  In addition to the blackout periods described above, all access persons, absent permission to engage in short term trading, are prohibited from profiting in the purchase and sale, or sale and purchase, of the same (or equivalent) securities within 60 calendar days unless prior written approval is obtained from the Chief Compliance Officer ("CCO"). Any profits realized on such short-term, non CCO approved trades will be required to be disgorged.
5.	Gifts.  All access persons are prohibited from receiving any gift or other thing of more than de minimis value from any person or entity that does business with or on behalf of the Fund. Prior written approval for any gift must be obtained from the Fund.
6.	Service as a Director.  All access persons are prohibited from serving on the boards of directors of publicly traded companies, absent prior authorization based upon a determination that the board service would be consistent with the interests of the Fund and its shareholders. In the relatively small number of instances in which board service is authorized, persons serving as directors should be isolated from those making investment decision concerning the companies or company as which they serve as a director through "Chinese Wall" or other procedures.
D.	Compliance Procedures.
The following compliance procedures have been adopted in order to assure that the above restrictions are complied with by all access persons:
1.	Preclearance.  All access persons excluding the dis-interested board of directors must "preclear" all personal securities investments. Written approval must be obtained from the designated officer of the Fund prior to the order being executed.
2.	Records of Securities Transactions.  All access persons must direct their brokers to supply to a designated compliance official, on a timely basis, duplicate copies of confirmations of all personal securities transactions and copies of periodic statements for all securities accounts.
3.	Post-Trade Monitoring.  We will from time to time monitor personal investment activity by access persons after pre-clearance has been granted.
4.	Disclosure of Personal Holdings.  All access persons are required to disclose all personal securities holdings upon commencement of employment and thereafter on a quarterly basis.
5.	Certification of Compliance With Codes of Ethics.  All access persons are required to certify annually that they have read and understand the code of ethics and recognize that they are subject thereto.  Further, all access persons are required to certify annually that they have complied with the requirements of the code of ethics and that they have disclosed or reported all personal securities transactions required to be disclosed or reported pursuant to the requirements of the code.
6.	Quarterly Transaction Reports. All access persons are required to submit on a quarterly basis a dated Quarterly Transaction Report as provided by the Fund. Access persons are required to disclose all security transactions in detail including; transaction type, trade date, price, name of security, number of shares, name of broker and the dollar amount of transaction. Access persons must also provide copies of all statements for all accounts held regardless of whether there was a transaction in that quarter reported.
7.	Review by The Board of Directors.  The Fund&acute;s management will prepare an annual report to the board of directors that, at a minimum  ---
a.	Summarizes existing procedures concerning personal investing and any changes in the procedures made during the past year;
b.	Identifies any violations requiring significant remedial action during the past year; and
c.	Identifies any recommended changes in existing restrictions or procedures based upon the Fund&acute;s experience under its code of ethics, evolving industry practices, or developments in applicable laws or regulations.
E.	Sanctions
Upon discovering a violation of this Code, the Board of Directors or CCO may impose such sanctions as it deems appropriate, including, inter alia, a letter of censure or suspension or termination of the employment of the violator.
F.	Review Process
All monthly reports will be reconciled back to their pre-approved list by a non-interested person. The CCO will perform an additional review.

(c) All access persons can now purchase Initial Public Offerings for any securities with prior writen approval from the Chief Compliance Officer.

(d)     No waivers were granted.

(e)     N/A

(f)     Included in the report N-CSR.

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Item 3 Audit Committee Financial Expert
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(a)	Ed Bush serves as a non-independent audit committee financial
	expert for American Growth Fund, Inc.&acute;s Audit Committee. Ed Bush is a CPA with a private practice.

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Item 4 Principal Accountant Fees and Services
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(a)     Audit Fees
        The fee for the audit by Tait, Weller & Baker LLP. for the fiscal year ended July 31, 2010 was $28,800. Actual expenses for the audit conducted by Tait, Weller & Baker, LLP for fiscal year ended July 31, 2011 totaled $30,200.

        Tait, Weller & Baker LLP. has provided no other services to us.

(b)     No other fees were paid to Tait, Weller & Baker LLP.

(c)     No other fees were paid to Tait, Weller & Baker LLP.

(d)     No other fees were paid to Tait, Weller & Baker LLP.

(e)(1) 	Audit Committees Pre-Approval Policies and Procedures
	The Audit Committee has not adopted pre-approval policies and procedures. The Audit Committee approves the engagement of the American Growth Fund, Inc.&acute;s accountant to render audit or non-audit services before the accountant is engaged by American Growth Fund,Inc. All services provided to American Growth Fund Inc. during 2010 and 2011 were pre-approved by the audit committee.

(e)(2)  No Items were approved by the Audit Committee.

(f)	All services were performed by the principal accounts full time,
	permanent employees.

(g) All services were performed by the principal accounts full time, permanent employees.

(h)	None.

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Item 5 Audit Committee of Listed Registrants
---------------------------------------------------------------------------
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(a)     American Growth Fund, Inc. Audit Committee:
        Ed Bush - CPA with a private practice (Financial Expert)
        Dr. Brian Brody - Doctor of Professional Psychology
        John Pasco III - Treasurer and a Director of Commonwealth Shareholder Services, Inc. ("CSS") a Fund Administrator; President and Director of First Dominion Capital Corp. ("FDCC"), a FINRA registered Broker Dealer; President and Director of Fund Services, Inc., a Transfer and Disbursing Agent; President and Treasurer of Commonwealth Capital Management, Inc. an SEC registered Investment Advisor; President of Commonwealth Capital Management, LLC, an SEC registered Investment Advisor; President and Director of
        Commonwealth Fund Accounting, Inc., which provides bookkeeping services to the Fund; and Chairman and Trustee of The World Insurance Trust, a registered investment company, since May, 2002. Mr. Pasco is also a certified public accountant.

(b)	N/A

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Item 6 Schedule of Investments
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Included in the before presented Annual Report.

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Item 7 Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies
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n/a
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Item 8 Portfolio Managers of Closed-End Management Investment Companies.
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n/a
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Item 9 Purchases of Equity Securities by Closed-End Management Investment
Company and Affiliated Purchases
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n/a
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Item 10 Submission of Matters to a Vote of Security Holders
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None.
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Item 11 Controls and Procedures
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(a)     The registrants principal executive officer and principal financial
	officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant&acute;s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1940 is recorded, processed, summarized and reported within the time periods specified in the Commissions rules and forms.

(b)	There were no changes in the Fund&acute;s internal controls over
	fiscal reporting.

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Item 12 Exhibits
---------------------------------------------------------------------------
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30a-2(a) certification brody
30a-2(a) certification taggart
906 certification
Code of Ethics 2012
---------------------------------------------------------------------------
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SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ______________________________________________________________

By (Signature and Title)*__________________________________________________

Date________________________


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)* /s/ Robert Brody, President

                          Date 04/04/2012




By (Signature and Title)* /s/ Timothy E. Taggart, Executive Vice President

			  Date 04/04/2012

* Print the name and title of each signing officer under his or her signature.